Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Cash flows from operating activities:
Net income	$ 5,505,489	$ 705,081	$ 9,010,680	$ 22,558,341
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	110,206	14,114	154,457	176,605
Amortization of right-of-use assets-operating lease	1,128,557	144,533	1,091,600	1,157,220
(Reversal of provision for) provision for credit losses	101,598	13,012	(61,357)	5,246
Change in operating assets and liabilities
Accounts receivable	(407,382)	(52,172)	6,845,155	(5,597,909)
Prepayment, deposits and other receivables	1,152,444	147,592	(325,876)	(768,243)
Accrued expenses and other payables	803,937	102,959	452,847	(5,402,065)
Account payable	(24,253)	(3,106)	(39,015)	(19,499)
Income tax payable	(485,882)	(62,226)	100,260	1,078,638
Lease liabilities	(1,159,214)	(148,459)	(1,142,491)	(1,189,260)
Net cash provided by operating activities	6,725,500	861,328	16,086,260	11,999,074
Cash flow from investing activities:
Purchases of property and equipment	(59,449)	(7,614)	(25,303)
Net cash used in investing activity	(59,449)	(7,614)	(25,303)
Cash flow from financing activities:
Repayments of bank loan	(2,000,740)	(256,232)	(2,934,016)	(3,966,051)
Proceeds from bank loan			2,000,740
Payment of deferred IPO costs	(1,824,885)	(233,711)	(1,776,686)	(3,158,916)
Dividend payments	(9,461,001)	(1,211,660)	(9,884,032)	(18,924,782)
Net cash used in financing activities	(13,286,626)	(1,701,603)	(12,593,994)	(26,049,749)
Change in cash and restricted cash	(6,620,575)	(847,889)	3,466,963	(14,050,675)
Cash and restricted cash, beginning of the year	17,449,250	2,234,705	13,971,458	28,003,917
Effect on exchange rate	26,453	3,388	10,829	18,216
Cash and restricted cash, end of the year	10,855,128	1,390,204	17,449,250	13,971,458
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	10,855,128	1,390,204	16,436,490	12,971,458
Restricted cash			1,012,760	1,000,000
Cash and restricted cash, end of the year	10,855,128	1,390,204	17,449,250	13,971,458
Supplemental cash flow information
Cash paid for income tax	(2,126,331)	(272,317)	(1,705,403)	(3,617,364)
Cash paid for interest expense	(34,674)	(4,441)	(123,269)	(238,742)
Non-cash transaction in investing and financing activities
Right-of-use assets obtained in exchange of lease liabilities	2,543,244	325,710		1,498,336
Unpaid dividend	5,865,364	751,170	5,942,365	2,001,044
Unpaid deferred IPO costs	$ 573,636	$ 73,464